Future Minimum Lease Commitments under Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Operating Leased Assets [Line Items]
2015	¥ 5,991
2016	3,755
2017	2,260
2018	1,614
2019	1,278
2020 and thereafter	2,273
Operating Leases, Future Minimum Payments Due, Total	¥ 17,171